American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
September 30, 2019

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%
Aerospace and Defense — 0.8%
Curtiss-Wright Corp.	17,631	2,280,923
Vectrus, Inc.(1)	19,274	783,488
		3,064,411
Air Freight and Logistics — 0.6%
Hub Group, Inc., Class A(1)	50,192	2,333,928
Auto Components — 0.1%
Gentherm, Inc.(1)	5,803	238,416
Banks — 8.6%
Bancorp, Inc. (The)(1)	204,318	2,022,748
Bank of NT Butterfield & Son Ltd. (The)	79,286	2,350,037
Banner Corp.	43,251	2,429,409
Boston Private Financial Holdings, Inc.	94,993	1,107,143
Camden National Corp.	6,290	272,483
Central Pacific Financial Corp.	84,060	2,387,304
Enterprise Financial Services Corp.	42,146	1,717,449
Financial Institutions, Inc.	40,326	1,217,039
First Citizens BancShares, Inc., Class A	4,715	2,223,358
First Commonwealth Financial Corp.	51,808	688,010
First Financial Corp.	1,731	75,247
First Merchants Corp.	63,594	2,393,360
Heritage Commerce Corp.	32,397	380,827
IBERIABANK Corp.	9,974	753,436
Independent Bank Corp.	80,856	1,723,446
International Bancshares Corp.	69,194	2,672,272
Lakeland Bancorp, Inc.	17,197	265,350
OFG Bancorp	52,736	1,154,918
Peoples Bancorp, Inc.	4,139	131,662
Renasant Corp.	24,519	858,410
Umpqua Holdings Corp.	118,108	1,944,058
United Community Banks, Inc.	103,423	2,932,042
WesBanco, Inc.	21,551	805,361
		32,505,369
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	7,587	2,305,462
Biotechnology — 4.9%
Anika Therapeutics, Inc.(1)	16,027	879,722
Arena Pharmaceuticals, Inc.(1)	22,422	1,026,255
Arrowhead Pharmaceuticals, Inc.(1)(2)	41,399	1,166,624
CareDx, Inc.(1)	37,230	841,770
CytomX Therapeutics, Inc.(1)	40,447	298,499
Denali Therapeutics, Inc.(1)(2)	9,087	139,213
Dicerna Pharmaceuticals, Inc.(1)	43,483	624,416
Eagle Pharmaceuticals, Inc.(1)	15,631	884,246

Emergent BioSolutions, Inc.(1)	25,611	1,338,943
Enanta Pharmaceuticals, Inc.(1)	14,739	885,519
Esperion Therapeutics, Inc.(1)(2)	25,900	949,494
Exelixis, Inc.(1)	39,383	696,488
Halozyme Therapeutics, Inc.(1)	80,378	1,246,663
Intrexon Corp.(1)(2)	14,853	84,959
Ironwood Pharmaceuticals, Inc.(1)(2)	111,306	955,562
MeiraGTx Holdings plc(1)	19,834	316,352
Myriad Genetics, Inc.(1)	46,372	1,327,631
Natera, Inc.(1)	28,529	935,751
Principia Biopharma, Inc.(1)	23,116	652,796
Vanda Pharmaceuticals, Inc.(1)	67,517	896,626
Veracyte, Inc.(1)	36,780	882,720
Vericel Corp.(1)	51,988	787,098
Voyager Therapeutics, Inc.(1)	49,853	857,970
		18,675,317
Building Products — 0.8%
Builders FirstSource, Inc.(1)	87,131	1,792,721
Quanex Building Products Corp.	12,366	223,577
Universal Forest Products, Inc.	27,073	1,079,671
		3,095,969
Capital Markets — 2.6%
Artisan Partners Asset Management, Inc., Class A	80,127	2,262,786
Blucora, Inc.(1)	77,626	1,679,827
Diamond Hill Investment Group, Inc.	4,062	561,084
Evercore, Inc., Class A	22,905	1,834,691
Piper Jaffray Cos.	29,296	2,211,262
PJT Partners, Inc., Class A	10,621	432,275
Waddell & Reed Financial, Inc., Class A(2)	44,673	767,482
		9,749,407
Chemicals — 0.9%
Hawkins, Inc.	5,208	221,340
Innophos Holdings, Inc.	10,554	342,583
Quaker Chemical Corp.	5,988	946,942
Stepan Co.	12,970	1,258,868
Tredegar Corp.	35,318	689,408
		3,459,141
Commercial Services and Supplies — 4.1%
Cimpress NV(1)	25,938	3,419,666
Herman Miller, Inc.	54,383	2,506,513
Kimball International, Inc., Class B	41,281	796,723
Knoll, Inc.	116,461	2,952,286
Steelcase, Inc., Class A	151,777	2,792,697
Tetra Tech, Inc.	34,303	2,976,128
		15,444,013
Communications Equipment — 1.0%
Ciena Corp.(1)	57,786	2,266,945
Comtech Telecommunications Corp.	11,415	370,988

Plantronics, Inc.	34,776	1,297,840
		3,935,773
Construction and Engineering — 2.7%
Comfort Systems USA, Inc.	50,108	2,216,277
EMCOR Group, Inc.	40,600	3,496,472
Great Lakes Dredge & Dock Corp.(1)	151,185	1,579,883
MasTec, Inc.(1)	47,294	3,070,799
		10,363,431
Consumer Finance — 0.9%
Enova International, Inc.(1)	105,551	2,190,183
Green Dot Corp., Class A(1)	42,966	1,084,892
		3,275,075
Distributors — 0.6%
Core-Mark Holding Co., Inc.	72,289	2,321,561
Diversified Consumer Services — 0.7%
Career Education Corp.(1)	55,784	886,408
K12, Inc.(1)	73,745	1,946,868
		2,833,276
Electric Utilities — 0.9%
ALLETE, Inc.	12,902	1,127,764
Otter Tail Corp.	37,865	2,035,244
PNM Resources, Inc.	6,571	342,217
		3,505,225
Electrical Equipment — 1.8%
Atkore International Group, Inc.(1)	72,233	2,192,271
AZZ, Inc.	51,186	2,229,662
Encore Wire Corp.	39,117	2,201,505
		6,623,438
Electronic Equipment, Instruments and Components — 2.2%
Insight Enterprises, Inc.(1)	42,778	2,382,307
PC Connection, Inc.	5,427	211,110
Sanmina Corp.(1)	26,970	866,007
Tech Data Corp.(1)	30,346	3,163,267
Vishay Precision Group, Inc.(1)	53,610	1,755,191
		8,377,882
Energy Equipment and Services — 1.6%
Helix Energy Solutions Group, Inc.(1)	98,173	791,275
Liberty Oilfield Services, Inc., Class A(2)	139,293	1,508,543
Matrix Service Co.(1)	105,755	1,812,641
ProPetro Holding Corp.(1)	23,303	211,824
SEACOR Holdings, Inc.(1)	33,589	1,581,034
		5,905,317
Entertainment — 1.2%
Glu Mobile, Inc.(1)	418,901	2,090,316
IMAX Corp.(1)	98,266	2,156,939
Rosetta Stone, Inc.(1)	6,419	111,690
		4,358,945
Equity Real Estate Investment Trusts (REITs) — 5.6%
Alexander & Baldwin, Inc.	81,236	1,991,094

American Assets Trust, Inc.	53,583	2,504,470
CareTrust REIT, Inc.	27,684	650,712
CoreCivic, Inc.	46,629	805,749
DiamondRock Hospitality Co.	243,884	2,499,811
GEO Group, Inc. (The)	135,360	2,347,142
Industrial Logistics Properties Trust	7,662	162,818
New Senior Investment Group, Inc.	196,074	1,309,774
PS Business Parks, Inc.	12,745	2,318,953
RLJ Lodging Trust	155,193	2,636,729
Saul Centers, Inc.	21,400	1,166,514
Sunstone Hotel Investors, Inc.	53,068	729,154
Tanger Factory Outlet Centers, Inc.(2)	130,053	2,013,221
		21,136,141
Food and Staples Retailing — 0.7%
Performance Food Group Co.(1)	61,405	2,825,244
Food Products — 0.2%
John B Sanfilippo & Son, Inc.	8,545	825,447
Health Care Equipment and Supplies — 3.6%
AngioDynamics, Inc.(1)	56,076	1,032,920
Atrion Corp.	253	197,130
Haemonetics Corp.(1)	28,756	3,627,282
Integer Holdings Corp.(1)	1,859	140,466
Lantheus Holdings, Inc.(1)	24,771	620,885
Natus Medical, Inc.(1)	31,757	1,011,143
NuVasive, Inc.(1)	17,316	1,097,488
OraSure Technologies, Inc.(1)	49,375	368,831
Orthofix Medical, Inc.(1)	37,397	1,982,789
STAAR Surgical Co.(1)(2)	61,140	1,576,189
Surmodics, Inc.(1)	39,191	1,792,597
		13,447,720
Health Care Providers and Services — 2.4%
Amedisys, Inc.(1)	22,401	2,934,755
CorVel Corp.(1)	25,388	1,921,871
Ensign Group, Inc. (The)	59,377	2,816,251
National HealthCare Corp.	16,969	1,388,913
		9,061,790
Health Care Technology — 1.3%
HealthStream, Inc.(1)	81,628	2,113,349
NextGen Healthcare, Inc.(1)	61,863	969,393
Omnicell, Inc.(1)	18,201	1,315,386
Simulations Plus, Inc.	14,141	490,693
		4,888,821
Hotels, Restaurants and Leisure — 3.3%
BJ's Restaurants, Inc.	44,478	1,727,526
Bloomin' Brands, Inc.	131,007	2,479,963
Cheesecake Factory, Inc. (The)(2)	9,423	392,751
Chuy's Holdings, Inc.(1)	10,723	265,501
Dave & Buster's Entertainment, Inc.	41,343	1,610,310
Denny's Corp.(1)	36,628	833,836

Jack in the Box, Inc.	6,400	583,168
Ruth's Hospitality Group, Inc.	89,666	1,830,531
Texas Roadhouse, Inc.	49,050	2,576,106
		12,299,692
Household Durables — 1.8%
GoPro, Inc., Class A(1)(2)	458,781	2,378,779
Installed Building Products, Inc.(1)	27,183	1,558,673
Skyline Champion Corp.(1)	5,666	170,490
Sonos, Inc.(1)	132,414	1,775,672
Universal Electronics, Inc.(1)	18,763	955,037
		6,838,651
Household Products — 0.2%
Central Garden & Pet Co., Class A(1)	28,904	801,363
Insurance — 2.3%
Argo Group International Holdings Ltd.	31,022	2,178,985
FBL Financial Group, Inc., Class A	2,470	146,990
Horace Mann Educators Corp.	22,246	1,030,657
James River Group Holdings Ltd.	12,646	647,981
National General Holdings Corp.	100,398	2,311,162
National Western Life Group, Inc., Class A	1,611	432,344
Safety Insurance Group, Inc.	5,823	590,044
Third Point Reinsurance Ltd.(1)	123,237	1,231,138
		8,569,301
Interactive Media and Services — 0.9%
Liberty TripAdvisor Holdings, Inc., Class A(1)	117,564	1,106,277
Yelp, Inc.(1)	65,890	2,289,678
		3,395,955
Internet and Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	105,189	1,556,271
IT Services — 1.8%
CACI International, Inc., Class A(1)	12,339	2,853,517
CSG Systems International, Inc.	19,198	992,153
EVERTEC, Inc.	53,788	1,679,261
NIC, Inc.	37,809	780,756
TTEC Holdings, Inc.	7,607	364,223
		6,669,910
Leisure Products — 0.2%
Malibu Boats, Inc., Class A(1)	18,642	571,937
Life Sciences Tools and Services — 0.7%
Medpace Holdings, Inc.(1)	28,299	2,378,248
NeoGenomics, Inc.(1)	19,655	375,804
		2,754,052
Machinery — 1.9%
Albany International Corp., Class A	8,293	747,697
EnPro Industries, Inc.	18,569	1,274,762
Franklin Electric Co., Inc.	14,143	676,177
Mueller Industries, Inc.	26,632	763,806
SPX Corp.(1)	40,068	1,603,120

TriMas Corp.(1)	64,212	1,968,098
		7,033,660
Media — 0.5%
Gray Television, Inc.(1)	96,863	1,580,804
National CineMedia, Inc.	35,676	292,543
		1,873,347
Metals and Mining — 0.9%
Kaiser Aluminum Corp.	20,724	2,051,054
Materion Corp.	22,786	1,398,149
		3,449,203
Multi-Utilities — 0.1%
Black Hills Corp.	3,153	241,930
Oil, Gas and Consumable Fuels — 2.2%
Arch Coal, Inc., Class A(2)	28,638	2,124,940
CVR Energy, Inc.	58,945	2,595,348
Delek US Holdings, Inc.	67,492	2,449,960
QEP Resources, Inc.	289,622	1,071,601
		8,241,849
Paper and Forest Products — 0.3%
Boise Cascade Co.	33,153	1,080,456
Personal Products — 0.5%
elf Beauty, Inc.(1)	118,814	2,080,433
Pharmaceuticals — 1.0%
Corcept Therapeutics, Inc.(1)	36,628	517,737
Horizon Therapeutics plc(1)	31,041	845,246
Innoviva, Inc.(1)	50,404	531,258
Pacira BioSciences, Inc.(1)	31,251	1,189,726
Phibro Animal Health Corp., Class A	28,378	605,303
		3,689,270
Professional Services — 3.2%
ASGN, Inc.(1)	44,755	2,813,299
Barrett Business Services, Inc.	15,255	1,354,949
Heidrick & Struggles International, Inc.	68,597	1,872,698
Insperity, Inc.	8,169	805,627
Kforce, Inc.	56,788	2,148,574
TriNet Group, Inc.(1)	21,597	1,343,118
TrueBlue, Inc.(1)	75,210	1,586,931
		11,925,196
Real Estate Management and Development — 0.5%
Newmark Group, Inc., Class A	126,238	1,143,716
RMR Group, Inc. (The), Class A	20,107	914,467
		2,058,183
Road and Rail — 1.6%
ArcBest Corp.	66,033	2,010,705
Marten Transport Ltd.	77,412	1,608,621
Saia, Inc.(1)	16,870	1,580,719
Werner Enterprises, Inc.	27,382	966,585
		6,166,630

Semiconductors and Semiconductor Equipment — 4.5%
Cirrus Logic, Inc.(1)	45,573	2,441,801
Diodes, Inc.(1)	72,528	2,911,999
Inphi Corp.(1)	44,459	2,714,222
Lattice Semiconductor Corp.(1)	139,261	2,546,388
Nanometrics, Inc.(1)	60,178	1,963,006
Semtech Corp.(1)	52,600	2,556,886
Synaptics, Inc.(1)	50,066	2,000,137
		17,134,439
Software — 6.5%
ACI Worldwide, Inc.(1)	77,661	2,432,731
Agilysys, Inc.(1)	12,991	332,700
Altair Engineering, Inc., Class A(1)	7,910	273,844
Aspen Technology, Inc.(1)	13,922	1,713,520
Box, Inc., Class A(1)	123,974	2,053,009
CommVault Systems, Inc.(1)	48,620	2,173,800
Cornerstone OnDemand, Inc.(1)	52,005	2,850,914
Fair Isaac Corp.(1)	7,585	2,302,199
MobileIron, Inc.(1)	86,497	566,123
Model N, Inc.(1)	77,406	2,148,791
Paylocity Holding Corp.(1)	15,274	1,490,437
Progress Software Corp.	68,026	2,589,070
Proofpoint, Inc.(1)	6,363	821,145
QAD, Inc., Class A	6,241	288,209
SPS Commerce, Inc.(1)	55,200	2,598,264
		24,634,756
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	135,569	2,198,929
Genesco, Inc.(1)	15,967	638,999
Lithia Motors, Inc., Class A	2,989	395,684
Murphy USA, Inc.(1)	30,951	2,640,120
Rent-A-Center, Inc.	89,760	2,314,910
Sleep Number Corp.(1)	48,133	1,988,856
Zumiez, Inc.(1)	25,748	815,568
		10,993,066
Technology Hardware, Storage and Peripherals — 0.3%
Pure Storage, Inc., Class A(1)	21,896	370,918
Stratasys Ltd.(1)	29,406	626,495
		997,413
Textiles, Apparel and Luxury Goods — 1.4%
Crocs, Inc.(1)	106,785	2,964,352
Deckers Outdoor Corp.(1)	16,790	2,474,174
		5,438,526
Thrifts and Mortgage Finance — 4.1%
Essent Group Ltd.	74,517	3,552,225
Flagstar Bancorp, Inc.	55,443	2,070,796
MGIC Investment Corp.	141,695	1,782,523
NMI Holdings, Inc., Class A(1)	85,953	2,257,126
Radian Group, Inc.	142,593	3,256,824

TrustCo Bank Corp. NY	9,121	74,336
Walker & Dunlop, Inc.	45,244	2,530,497
		15,524,327
Trading Companies and Distributors — 1.7%
Applied Industrial Technologies, Inc.	39,711	2,255,585
Foundation Building Materials, Inc.(1)	41,396	641,224
GMS, Inc.(1)	74,755	2,146,963
Rush Enterprises, Inc., Class A	36,160	1,395,053
		6,438,825
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	15,781	501,362
TOTAL COMMON STOCKS (Cost $351,404,967)		367,516,522
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $6,844,131), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $6,708,025)		6,707,689
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,128,803), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $1,106,026)		1,106,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,170	5,170
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,818,859)		7,818,859
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $7,067,427)	7,067,427	7,067,427
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $366,291,253)		382,402,808
OTHER ASSETS AND LIABILITIES — (1.1)%		(4,183,992)
TOTAL NET ASSETS — 100.0%		$378,218,816

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	62	December 2019	$3,100	$4,727,500	$(156,114)

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,671,755. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $12,092,769, which includes securities collateral of $5,025,342.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	367,516,522	—	—
Temporary Cash Investments	5,170	7,813,689	—
Temporary Cash Investments - Securities Lending Collateral	7,067,427	—	—
	374,589,119	7,813,689	—
Liabilities
Other Financial Instruments
Futures Contracts	156,114	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.